Defined Contribution Plan, Pension and Other Post-Retirement Benefit Plans - Summary of Change in Benefit Obligation Plan Assets and Funded Status (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Change in plan assets:
Fair value of plan assets — Beginning of the year	$ 23,052
Fair value of plan assets at end of the year	20,591	$ 23,052
Non-U.S. Pension Plan | Non-U.S. Pension Plan
Change in benefit obligation:
Benefit obligation — Beginning of the year	32,172	29,885
Interest cost	1,399	1,418	$ 785
Benefits paid	(1,736)	(1,801)
Actuarial (gain) loss	(2,734)	1,087
Exchange rate changes	(435)	1,583
Benefit obligation at end of the year	28,666	32,172	29,885
Change in plan assets:
Fair value of plan assets — Beginning of the year	23,052	21,537
Actual return on plan assets	(1,652)	1,053
Employer contributions	1,240	1,125
Benefits paid	(1,736)	(1,801)
Exchange rate changes	(313)	1,138
Fair value of plan assets at end of the year	20,591	23,052	$ 21,537
Funded status	$ (8,075)	$ (9,120)